UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30,2006 (Unaudited)

	Shares	Value
Convertible Preferred Stocks -5.44%
Glenborough Realty - 7.750%	21,000	530,460
Travelers PPTY Casualty - 4.500%	17,100	421,002
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $926,978)		951,462

Corporate Bond Trust Certificates - 52.56%
Abbey National Plc. - 7.375% (a)	4,000	102,000
BAC Capital Trust III - 7.000%	21,000	534,240
Bear Stearns Capital Trust - 7.80%	22,600	579,012
Cabco - AOL -7.625%	6,800	176,800
Citigroup Capital VI - 7.125%	22,000	555,720
CorTS CTFS 6.05%	22,000	522,500
Corporate-Backed Trust BellSouth Corp - 6.000%	21,000	531,930
Corporate-Backed Trust Bristol Myers Squibb - 6.800%	6,800	169,456
Corporate-Backed Trust Lehman Brothers - 7.750%	9,000	230,580
CorTS Trust Disney - 6.875%	21,200	532,544
CorTS Trust IBM - 7.000%	22,800	593,028
CorTS Trust Verizon - 7.375%	22,600	579,464
Dominion Res Cap Trust III - 8.400%	15,000	380,400
Equity Residential - 6.48%	10,300	256,882
General Motors Acceptance Corporation - 7.350%	10,000	238,100
JP Morgan Chase Capital XII - 6.250%	15,000	374,550
Lincoln National Capital Trust - 7.65%	21,400	538,210
MBNA Capital D - 8.125%	15,000	385,050
Merrill Lynch - 7.000%	22,400	567,840
NB Capital Corporation - 8.350%	3,900	103,155
Preferredplus Trust - Liberty Media Corp. - 7.000%	3,000	67,980
Preferredplus Trust - Goodrich Corp. - 7.875%	10,900	286,670
Saturns Altria Group Inc. - 6.93%	11,800	299,484
Southern Company Capital Trust VI - 7.125%	22,700	575,672
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,300,155)		9,181,267

Investment Companies - 27.78%

Closed-End Bond Funds - 23.35%
1838 Bond-Debenture Trading Fund	30,000	547,500
American Income Fund	12,500	100,000
Drefus High Yield Strategies Fund	30,000	128,100
Evergreen Managed Inc.Fund	42,000	704,340
High Income Opportunity Fund	55,000	350,350
High Yield Plus	40,000	136,000
John Hancock Income Securities Trust	40,000	564,800
Managed High Income Portfolio Inc.	25,000	155,750
Morgan Stanley High Income Portfolio Inc.	20,000	116,200
Nuveen Preferred & Convertible Inc. - 8.67%	53,000	725,570
Nuveen Quality Preferred Income Fund	40,000	550,400
		4,079,010

Closed-End Bond Fund, Senior Securities - 4.42%
Gabelli Conv. & Inc.	10,000	243,000
Royce Value Trust Inc. - 5.90%	22,000	529,760
		772,760

TOTAL INVESTMENT COMPANIES (Cost $4,681,130)		4,851,770

REIT Preferred Shares - 11.38%
Cousins Properties, Inc. 7.750%	17,000	439,450
Developers Diversified Realty Corporation - 8.600%	20,000	508,600
Kimco Realty - 6.650%	19,800	501,336
Prologis Trust - 6.750%	10,400	260,000
Public Storage - 7.500%	11,000	279,290
TOTAL REIT PREFERRED SHARES (Cost $2,019,373)		1,988,676

Money Market Securities - 2.48%
First American Government Obligations Fund -
Class Y, 4.89%, (Cost $432,486) (b)	432,486	432,486

TOTAL INVESTMENTS (Cost $17,360,122) - 99.64%		$17,405,661

Other assets less liabilities - (0.36)%		62,341

TOTAL NET ASSETS - 100%		$17,468,002

(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2006.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
September 30,2006 (Unaudited)

	Shares	Value
Common Stocks - 86.46%

Aerospace & Defense - 5.75%
Boeing Co.	3,000	236,550
Goodrich Corp.	7,000	283,640
L-3 Communications Holdings, Inc.	5,000	391,650
		911,840

Materials - 5.8%
Dow Chemical Co.	15,000	584,700
Alcoa Inc.	12,000	336,480
		921,180

Commercial Banks - 9.05%
Bank of America Corp.	7,513	402,471
JP Morgan Chase & Co.	10,000	469,600
US Bancorp	17,000	564,740
		1,436,811

Communication - 2.67%
Alltel Corp.	3,000	166,500
Sprint Nextel Corp.	15,000	257,250
		423,750

Computer & Telecom Equipment - 14.12%
Cisco Systems Inc. (a)	25,000	574,500
DST Systems Inc.	2,000	123,340
EMC Corp. (a)	40,000	479,200
International Business Machines Corp.	3,000	245,820
Symantec Corp. (a)	15,000	319,200
Texas Instruments, Inc.	15,000	498,750
		2,240,810

Consumer Products and Services - 4.3%
3M Co.	7,000	520,940
Williams Sonoma Inc.	5,000	161,950
		682,890
Energy - 7.04%
Anadarko Petroleum, Inc.	8,000	350,640
Apache Corp.	7,000	442,400
Cheseapeake Energy Co.	5,000	144,900
CononoPhillips	3,000	178,590
		1,116,530

Entertainment & Media - 7.76%
Gannet Co. Inc.	5,000	284,150
Time Warner, Inc.	35,000	638,050
Walt Disney Co.	10,000	309,100
		1,231,300

Financial Services - 6.62%
American Express Co.	10,000	560,800
Bear Stearns Co.	3,500	490,350
		1,051,150

Healthcare - 8.72%
Invacare, Inc.	18,000	423,360
Laboratory Corp. of America Holdings (a)	6,000	393,420
Pzizer Inc.	20,000	567,200
		1,383,980

Machinery and Equipment - 14.62%
General Electric Co.	20,000	706,000
Honeywell International, Inc.	12,000	490,800
ITT Industries Inc.	11,000	563,970
Tyco International LTD.	20,000	559,800
		2,320,570

TOTAL COMMON STOCKS (Cost $11,914,330)		13,720,811

Closed End Funds - 4.98%
Boulder Total Return	11,000	210,540
Gabelli Dividend & Income Trust	30,000	579,300
		789,840

Money Market Securities - 5.08%
First American Government Obligations Fund -	806,588	806,588
Class A, 4.89% (b)

TOTAL INVESTMENTS (Cost $12,720,918) - 96.52%		$15,317,239

Liabilities in excess of other assets - (3.48)%		551,980

TOTAL NET ASSETS - 100.00%		$15,869,219

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2006.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30,2006 (Unaudited)

	Shares	Value
Common Stocks - 84.26%

Communications - 1.75%
Applied Digital Solutions Inc. (a)	140,000	226,800
		226,800

Computer Equipment and Software - 11.32%
InFocus Corp. (a)	100,000	284,000
Hypercom Corp. (a)	50,000	339,000
LSI Logic Corp. (a)	50,000	411,000
Symmetricom, Inc. (a)	54,000	435,780
		1,469,780

Consumer Products and Services - 15%
Cobra Electronics Corporation (a)	25,000	212,750
The Inventure Group Inc. (a)	120,000	285,600
Johnson Outdoors, Inc. (a)	7,000	121,030
Meade Instruments Corp. (a)	80,000	180,000
Methode Electronics Inc. (a)	30,000	285,300
Nautilus Inc. (a)	14,000	192,500
Redhook Ale Brewery, Inc. (a)	100,000	399,000
Titan International Inc. (a)	15,000	271,200
		1,947,380

Energy - 2.57%
Active Power Inc. (a)	48,000	120,000
Global Power Equipment Group, Inc.	100,000	213,000
		333,000
Entertainment & Media-11.72%
4 Kids Entertainment, Inc. (a)	25,000	412,500
Emerson Radio Corp.	60,000	181,800
Gray Television, Inc. - Class A	70,000	448,700
Journal Register Co. (a)	20,000	113,400
Time Warner Inc. (a)	20,000	364,600
		1,521,000

Financial Services - 4.01%
BFK Capital Group, Inc. (a)	31,000	120,900
First Albany Companies Inc.	95,000	399,000
		519,900

Healthcare - 8.33%
Bio-Rad Laboratories, Inc. (a)	5,000	353,650
Gene Logic Inc. (a)	100,000	155,000
HEALTHSOUTH Corp (a)	45,000	223,200
Implant Sciences Corp. (a)	31,000	103,850
Safeguard Scientifics, Inc. (a)	125,000	245,000
		1,080,700

Homeland Security - 4.31%
Mace Security International	150,000	346,500
TVI Corp. (a)	100,000	213,000
		559,500

Machinery and Equipment - 17.63%
ADC Telecommunications, Inc. (a)	32,000	480,320
Avid Technology, Inc. (a)	12,500	455,250
GEHL (a)	10,000	267,800
Key Technology, Inc. (a)	10,000	127,800
Leucadia National Corp. (a)	10,000	261,700
Peak International, Ltd. (a)	45,000	135,900
Tyco International Ltd.	20,000	559,800
		2,288,570

Services - 7.63%
Gevity HR Inc. (a)	7,000	159,460
Optimal Group Inc. (a)	10,000	117,600
Rae Systems, Inc. (a)	55,000	167,750
RailAmerica, Inc. (a)	50,000	546,000
		990,810

TOTAL COMMON STOCKS (Cost $11,146,654)		10,937,440

Investment Company Funds - 4.42%
Boulder Total Return Fund	30,000	574,200
TOTAL INVESTMENT COMPANY FUND (Cost $518,761)		574,200

Money Market Securities - 12.71%
First American Government Obligations Fund -	1,649,080	1,649,080
Class S, 4.89%, (Cost $1,649,080) (b)

TOTAL INVESTMENTS (Cost $13,314,496) - 100%		$13,160,720

Liabilities in excess of other assets - -(1.39)%		-180,700

TOTAL NET ASSETS - 100.00%		$12,980,020

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2006.

Ancora Trust
Ancora Bancshares
Schedule of Investments
September 30,2006 (Unaudited)

Common Stocks - 93.42%	Shares	Value

Insurance Companies - 9.17%
Mercer Ins. Group (a)	3,000	77,670
Platinum Underwriters	2,000	61,660
Safeco Corp.	1,000	58,930
		198,260

Savings Institutions - 25.06%
FirstFed Financial Corp. (a)	2,500	141,800
Indymac Bancorp	2,500	102,900
Itla Capital Corporation (a)	2,200	118,272
New York Community Bancorp.	5,000	81,900
Sovereign Bancorp	4,500	96,795
		541,667

Commercial Banks - 59.19%
Ameriserv Financial (a)	6,000	26,580
Bank of Hawaii Corp.	1,500	72,240
Central Pacific Financial Corp.	3,000	109,740
City National Corp.	2,000	134,120
Columbia Bancorp of Oregon	6,600	162,294
Commerce Bancshares, Inc.	1,653	83,592
Community Bancorp. (a)	3,000	91,530
First Community Bancshares, Inc.	3,000	100,110
FirstBank Corp.	3,150	74,655
Franklin Bank Corp. (a)	6,000	119,280
Irwin Financial Corporation	3,000	58,680
Mainsource Financial Group	2,000	33,940
Mercantile Bankshares Corporation	3,000	108,810
Oriental Financial Group	2,000	23,840
Partners Trust Financial	5,000	53,550
Washington Trust Bancorp.	1,000	26,510
		1,279,471

TOTAL COMMON STOCKS (Cost $1,782,109)		2,019,398

Money Market Securities - 7.13%
First American Government Obligations Fund -
Class S, 4.89%, (Cost $155,015) (b)	155,015	155,015

TOTAL INVESTMENTS (Cost $1,937,124) - 100.59%		$2,174,413

Cash and other assets less liabilities - -0.59%		-12,688

TOTAL NET ASSETS - 100.00%		$2,161,725

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2006.

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments
September 30,2006 (Unaudited)

	Shares	Value
Common Stocks - 86.74%

Aerospace & Defense - 14.16%
Allied Defense Group	6,000	98,640
DHB Industries	12,000	33,000
DRS Technologies	1,500	65,505
EDO Corp.	3,000	68,640
Esterline Technolgies Corp. (a)	1,000	33,760
L-3 Communications Holdings Inc.	1,400	109,662
		409,207

Bio-Terror Detection and Defense - 5.54%
Acacia Reseach Combimatrix Group	45,000	44,100
Cepheid (a)	12,000	86,640
Medimmune, Inc. (a)	1,000	29,270
		160,010

Corporate and Personal Security - 16.26%
Actividentity Corp. (a)	25,000	117,500
Applied Digital Solutions Inc. (a)	20,000	32,400
Compudyne Corp. (a)	8,500	51,850
Henry Bros. Electronics Inc. (a)	15,000	50,850
ID Systems, Inc.	3,000	70,890
L-1 Identity Solutions	2,365	30,863
Mace Security International	50,000	115,500
		469,853

Disaster Response - 7.45%
Lakeland Industries (a)	6,000	72,960
Mine Safety Appliances Co.	2,500	89,100
TVI Corp. (a)	25,000	53,250
		215,310

Radiation Detection and Protection - 6.07%
Implant Sciences Corp. (a)	25,000	83,750
Rae Systems Inc. (a)	30,000	91,500
		175,250

Surveillance and Border Security - 22.98%
A4S Security Inc.	5,000	22,000
Analogic Corp.	1,000	51,320
Applied Signal Technology Inc.	8,500	126,140
Argron ST Inc. (a)	1,000	23,970
China Security & Surveillance	5,000	33,500
Digimarc Corp.	14,500	112,375
EFJ Inc. (a)	15,000	110,850
FLIR Systems Inc. (a)	3,500	95,060
Lasercard Corp. (a)	4,500	58,680
Verint Systems Inc. (a)	1,000	30,050
		663,945

Transportation Security - 14.27%
American Science and Engineering Inc. (a)	1,000	48,520
Cogent Inc. (a)	7,000	96,110
Isonics Corp. (a)	40,000	31,600
Mercury Computer Sytems, Inc. (a)	7,500	88,875
OSI Systems Inc. (a)	7,500	147,000
		412,105

TOTAL COMMON STOCKS (Cost $2,835,402)		2,505,680

Money Market Securities - 13.79%
First American Government Obligations Fund -	398,419	398,419
Class A, 4.89% (b)

TOTAL INVESTMENTS (Cost $3,233,822) - 111.35%		$2,904,100

Liabilities in excess of other assets - -(0.53)%		-15,228

TOTAL NET ASSETS - 100.00%		$2,888,872

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: October 18, 2006